Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended
	Apr. 29, 2014	Feb. 05, 2014	Apr. 18, 2012	May 22, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 22, 2014	May 10, 2013	Sep. 30, 2013	Jun. 01, 2014	May 30, 2014	Aug. 08, 2013
Third Party shareholding percentage					15.00%
Authorized share capital											$ 200,000	$ 100,000
Common Stock - shares authorized					185,000,000	85,000,000					185,000,000	85,000,000
Common shares - par value					$ 1.00	$ 1.00					$ 1.00	$ 1.00
Preferred Shares - shares authorized					15,000,000	15,000,000					15,000,000	15,000,000
Preferred Shares - par value					$ 1.00	$ 1.00					$ 1.00	$ 1.00
Common shares offered	11,000,000	12,995,000	10,000,000		25,645,000		10,000,000
Common shares issued, price per share	$ 7.30	$ 6.65	$ 6.50
Net proceeds from offering			62,329	169,276	176,400	7,045	62,329
Net proceeds from issuance of preferred shares					0	94,358	0
Underwriters over-allotment option
Common shares offered		1,695,000						1,650,000
Preferred Class B Shares
Preferred Shares - shares issued					2,000,000	2,000,000			2,000,000
Net proceeds from issuance of preferred shares									47,043
Dividend rate percentage					8.00%
Preferred dividends per share					$ 2.0
Preferred dividends					4,000
Redemption price									$ 25
Conditions for dividend rate increase

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2019, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2018 and 30% thereafter.

Distribution Agency Agreement
Maximum number of shares issuable under distribution agency agreement													4,000,000
Common shares - par value													$ 1.00
Common shares offered					1,077,847	1,430,211
Net proceeds from offering					7,124	7,045
Preferred Class C Shares
Preferred Shares - shares issued					2,000,000	2,000,000				2,000,000
Net proceeds from issuance of preferred shares										47,315
Dividend rate percentage					8.875%
Preferred dividends per share					$ 2.21875
Preferred dividends					$ 4,438
Redemption price										$ 25
Conditions for dividend rate increase

If the Company fails to comply with certain covenants relating to the level of borrowings and net worth as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series C preferred shares are not redeemed at the option of the Company in whole by October 30, 2020, the dividend rate payable on the Series C preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the Series C preferred shares, subject to an aggregate maximum rate per annum of 25% prior to October 30, 2018 and 30% thereafter.